Note 2 - Summary of Significant Accounting Policies (Details) (USD $)					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Registered Representatives [Member]	Sep. 30, 2012 Registered Representatives [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss (in Dollars)	$ 250,000	$ 325,000
Property, Plant and Equipment, Estimated Useful Lives					three	five
Number of Criteria	3
Number of Clearing Brokers	3
Cash, FDIC Insured Amount (in Dollars)	250,000
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 0		$ 13,000	$ 109,000